BUSINESS SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2012
BUSINESS SEGMENTS
Information regarding the Company's operations by segment
In millions of dollars, except	Revenues, net of interest expense (1)			Provision (benefit) for income taxes			Income (loss) from continuing operations (2)			Identifiable assets
identifiable assets in billions	2012	2011	2010	2012	2011	2010	2012	2011	2010	2012	2011
Global Consumer Banking	$39,120	$38,125	$38,495	$3,681	$3,537	$1,506	$7,955	$7,666	$4,875	$404	$385
Institutional Clients Group	30,730	32,131	33,336	2,162	2,872	3,539	8,093	8,360	10,263	1,062	983
Corporate/Other	70	762	1,633	(1,443)	(724)	(31)	(1,702)	(808)	159	243	281
Total Citicorp	$69,920	$71,018	$73,464	$4,400	$5,685	$5,014	$14,346	$15,218	$15,297	$1,709	$1,649
Citi Holdings	(792)	6,313	12,312	(4,393)	(2,110)	(2,797)	(6,528)	(4,071)	(4,398)	156	225
Total	$69,128	$77,331	$85,776	$7	$3,575	$2,217	$7,818	$11,147	$10,899	$1,865	$1,874

(1)   Includes Citicorp (excluding Corporate/Other) total revenues, net of interest expense, in North America of $30.1 billion, $30.4 billion and $33.8 billion; in EMEA of $11.4 billion, $12.2 billion and $11.7 billion; in Latin America of $13.4 billion, $12.5 billion and $11.9 billion; and in Asia of $15.0 billion, $15.2 billion and $14.4 billion in 2012, 2011 and 2010, respectively. Regional numbers exclude Citi Holdings and Corporate/Other, which largely operate within the U.S.

(2)   Includes pretax provisions (credits) for credit losses and for benefits and claims in the GCB results of $6.2 billion, $6.2 billion and $13.7 billion; in the ICG results of $276 million, $152 million and $(82) million; and in the Citi Holdings results of $4.9 billion, $6.0 billion and $12.2 billion for 2012, 2011 and 2010, respectively.